Loans To Customers - Summary of Loans To Customers (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (131,177)	¥ (274,012)	¥ (639,501)	¥ (630,848)
Loans and advances to customers	111,508,669	129,693,954	211,446,645
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by financial institutions	118,954,503	135,810,917	216,506,697
Interest receivable	1,097,686	1,156,870	2,002,926
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (8,543,520)	¥ (7,273,833)	¥ (7,062,978)
Expected credit loss rate	7.12%	5.31%	3.23%
Loans originated by consolidated trust plans [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by financial institutions	¥ 61,447,339	¥ 98,194,028	¥ 186,329,064
Loans originated by financial institutions [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by financial institutions	57,507,164	37,616,889	30,177,633
Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(5,740,230)	(4,433,965)	(4,481,912)
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(1,084,589)	(1,152,069)	(1,197,126)
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (1,718,701)	¥ (1,687,799)	¥ (1,383,940)